Semi-Annual Condensed Consolidated Statement Of Profit And Loss - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	€ 728,993	€ 603,340	€ 1,292,402	€ 1,014,733	€ 1,321,327
Other income	6,037	5,367	8,260	5,373	7,873
Cost of raw materials and consumables	(162,518)	(161,298)	(309,609)	(250,569)	(309,801)
Purchased, outsourced and other costs	(187,340)	(138,019)	(353,629)	(286,926)	(371,697)
Personnel costs	(198,534)	(160,201)	(367,762)	(282,659)	(331,944)
Depreciation, amortization and impairment of assets	(88,204)	(78,605)	(163,367)	(185,930)	(177,068)
Write downs and other provisions	(654)	(3,174)	(19,487)	(6,178)	(1,017)
Other operating costs	(16,413)	(15,664)	(180,836)	(30,399)	(49,034)
Operating (Loss)/Profit	81,367	51,746	(94,028)	(22,555)	88,639
Financial income	15,901	32,531	45,889	34,352	22,061
Financial expenses	(41,965)	(16,685)	(43,823)	(48,072)	(37,492)
Foreign exchange (losses)/gains	(9,893)	(2,728)	(7,791)	13,455	(2,441)
Result from investments accounted for using the equity method	2,661	(346)	2,794	(4,205)	(1,534)
(Loss)/Profit before taxes	48,071	64,518	(96,959)	(31,557)	69,233
Income taxes	(27,050)	(32,284)	(30,702)	(14,983)	(43,794)
(Loss)/Profit for the year	21,021	32,234	(127,661)	(46,540)	25,439
Attributable to:
Shareholders of the Parent Company	14,038	28,157	(136,001)	(50,577)	21,749
Non-controlling interests	€ 6,983	€ 4,077	€ 8,340	€ 4,037	€ 3,690
Basic earnings per share in Euro	€ 60.00	€ 140	€ (0.67)	€ (0.25)	€ 0.11
Diluted earnings per share in Euro	€ 60.00	€ 140	€ (0.67)	€ (0.25)	€ 0.11